CASH DIVIDEND	12 Months Ended
Dec. 31, 2023
CASH DIVIDEND
CASH DIVIDEND

17.CASH DIVIDEND

The Group did not declare cash dividend to its shareholders in 2021.

On March 3, 2022, the Group approved and declared a cash dividend of US$0.021 per ordinary share on its outstanding shares as of the close of trading on March 24, 2022. Such dividend of RMB416 was fully paid in April 2022.

On November 29, 2023, the Group approved and declared a cash dividend of US$0.093 per ordinary share or US$0.93 per ADS, on its outstanding shares as of the close of trading on January 10, 2024. Such dividend of RMB2,085 was recorded as dividend payable as of December 31, 2023 and was fully paid in the first quarter of 2024.